Acquisitions (Details 2) $ in Thousands		1 Months Ended
	Jun. 30, 2015 USD ($) fund	Jun. 30, 2015 USD ($) fund	Oct. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	[1]	Dec. 31, 2013 USD ($)
Acquisitions
Goodwill				$ 11,117	$ 11,652		$ 7,517
Transfer of Equity Interest in Weibo Funds | SINA
Acquisitions
Number of funds acquired | fund	2	2
Consideration for transfer of equity interest	$ 22,000	$ 22,000
Transfer of Equity Interest in Weibo Funds | SINA | Weibo Funds, one
Acquisitions
Percentage of equity interest transferred to Group	55.00%
Transfer of Equity Interest in Weibo Funds | SINA | Weibo Funds, two
Acquisitions
Percentage of equity interest transferred to Group	85.00%
Gametree
Acquisitions
Equity interest acquired (as a percent)			84.00%
Cash consideration			$ 3,062
Non-controlling interests			292
Total consideration			3,354
Tangible assets			1,518
Identifiable intangible assets acquired			1,688
Liabilities assumed			(3,692)
Goodwill			3,840
Total consideration			$ 3,354
Gametree | Game platform technology
Acquisitions
Estimated useful life of identifiable intangible assets acquired			4 years 3 months 18 days
Identifiable intangible assets acquired			$ 1,700

[1]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).